Bank overdrafts and short-term borrowings - Schedule of Bank Overdrafts and Short-term Borrowings (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Borrowings [Line Items]
Bank overdrafts and short-term borrowings	€ 23,327	€ 22,834
Bank overdrafts [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Bank overdrafts and short-term borrowings	3,328	2,037
Borrowings related to a recourse factoring agreement [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Bank overdrafts and short-term borrowings	10,665	10,752
Borrowings secured with trade receivables not part of factoring agreement [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Bank overdrafts and short-term borrowings	8,734	9,282
Borrowings unsecured [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Bank overdrafts and short-term borrowings	€ 600	€ 763